Hedging derivatives - Schedule of details of hedged exposure/hedged items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	€ 152,801	€ 149,279	€ 219,543
Carrying amount of hedged items - Liabilities	26,946	59,837	51,395
Accumulated amount of fair value adjustments on the hedged item - Assets	(1,798)	(5,487)	462
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(1,652)	(3,581)	453
Change in fair value of hedged item for ineffectiveness assessment	1,992	(290)	1,737
Cash flow hedge/currency translation reserve - Continuing hedges	(9,497)	(10,103)	(4,697)
Cash flow hedge/currency translation reserve- Discontinued hedges	(173)	(225)	(148)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	134,095	126,665	193,949
Carrying amount of hedged items - Liabilities	26,946	59,837	51,395
Accumulated amount of fair value adjustments on the hedged item - Assets	(1,798)	(5,487)	462
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(1,652)	(3,581)	453
Change in fair value of hedged item for ineffectiveness assessment	1,928	(3,232)	(1,061)
Cash flow hedge/currency translation reserve - Continuing hedges		0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	130,672	121,605	125,479
Carrying amount of hedged items - Liabilities	19,176	53,239	47,347
Accumulated amount of fair value adjustments on the hedged item - Assets	(1,682)	(5,069)	727
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(1,546)	(3,428)	366
Change in fair value of hedged item for ineffectiveness assessment	1,757	(2,397)	(543)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	637	2,792	64,531
Carrying amount of hedged items - Liabilities	1,365	1,040	0
Accumulated amount of fair value adjustments on the hedged item - Assets	(1)	(284)	(282)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(3)	0	0
Change in fair value of hedged item for ineffectiveness assessment	60	(7)	(343)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest Rate And Exchange Rate Risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	2,786	2,126	3,714
Carrying amount of hedged items - Liabilities	6,405	5,558	4,048
Accumulated amount of fair value adjustments on the hedged item - Assets	(115)	(134)	15
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(103)	(153)	87
Change in fair value of hedged item for ineffectiveness assessment	111	(826)	(173)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0	46
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	142	179
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	2
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	(2)	(2)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(1,824)	475	1,639
Cash flow hedge/currency translation reserve - Continuing hedges	(813)	(3,353)	(414)
Cash flow hedge/currency translation reserve- Discontinued hedges	(173)	(225)	(148)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(2,182)	2,458	494
Cash flow hedge/currency translation reserve - Continuing hedges	(797)	(2,973)	(540)
Cash flow hedge/currency translation reserve- Discontinued hedges	(77)	(75)	(52)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	500	(1,764)	115
Cash flow hedge/currency translation reserve - Continuing hedges	(80)	(88)	81
Cash flow hedge/currency translation reserve- Discontinued hedges	0	(2)	8
Cash flow hedges | Interest Rate And Exchange Rate Risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	100	39	778
Cash flow hedge/currency translation reserve - Continuing hedges	(144)	(309)	330
Cash flow hedge/currency translation reserve- Discontinued hedges	0	1	0
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(233)	(258)	249
Cash flow hedge/currency translation reserve - Continuing hedges	196	14	(289)
Cash flow hedge/currency translation reserve- Discontinued hedges	(96)	(149)	(104)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(9)	0	3
Cash flow hedge/currency translation reserve - Continuing hedges	12	3	4
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Net foreign investments hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	18,706	22,614	25,594
Carrying amount of hedged items - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	1,888	2,467	1,159
Cash flow hedge/currency translation reserve - Continuing hedges	(8,684)	(6,750)	(4,283)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Net foreign investments hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	18,706	22,614	25,594
Carrying amount of hedged items - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	1,888	2,467	1,159
Cash flow hedge/currency translation reserve - Continuing hedges	(8,684)	(6,750)	(4,283)
Cash flow hedge/currency translation reserve- Discontinued hedges	€ 0	€ 0	€ 0